Intangible Assets (Details) - Schedule of intangible assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
2021
Cost Balance at beginning of year	$ 11,220	$ 12,095	$ 2,824
Cost Additions during the year	10,535	1,884	12,266
Cost Impairment during the year	(700)	(2,759)	(2,995)
Cost Balance at end of year	21,055	11,220	12,095
Accumulated amortization Balance at beginning of year	1,632	611	1,505
Accumulated amortization Additions during the year	1,412	1,021	829
Accumulated amortization Retirements during the year			(1,723)
Accumulated amortization Balance at end of year	3,044	1,632	611
Accumulated amortization Amortized balance	18,011	9,588	11,484
Technology [Member]
2021
Cost Balance at beginning of year	5,059	4,959	2,263
Cost Additions during the year	996	100	4,651
Cost Impairment during the year			(1,955)
Cost Balance at end of year	6,055	5,059	4,959
Accumulated amortization Balance at beginning of year	1,575	592	1,469
Accumulated amortization Additions during the year	1,090	983	808
Accumulated amortization Retirements during the year			(1,685)
Accumulated amortization Balance at end of year	2,665	1,575	592
Accumulated amortization Amortized balance	3,390	3,484	4,367
Customer relations [Member]
2021
Cost Balance at beginning of year	774	259	38
Cost Additions during the year	3,228	515	259
Cost Impairment during the year			(38)
Cost Balance at end of year	4,002	774	259
Accumulated amortization Balance at beginning of year	57	19	36
Accumulated amortization Additions during the year	322	38	21
Accumulated amortization Retirements during the year			(38)
Accumulated amortization Balance at end of year	379	57	19
Accumulated amortization Amortized balance	3,623	717	240
Goodwill [Member]
2021
Cost Balance at beginning of year	5,387	6,877	523
Cost Additions during the year	6,311	1,269	7,356
Cost Impairment during the year	(700)	(2,759)	(1,002)
Cost Balance at end of year	10,998	5,387	6,877
Accumulated amortization Balance at beginning of year
Accumulated amortization Additions during the year
Accumulated amortization Retirements during the year
Accumulated amortization Balance at end of year
Accumulated amortization Amortized balance	$ 10,998	$ 5,387	$ 6,877